Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Property Plant and Equipment Text Block [Abstract]
Schedule of property and equipment, net
	December 31
	2022	2021	2020
	U.S. dollar in thousands
Cost:
Computers and software	335	461	407
Office furniture and equipment	168	162	148
Leasehold improvements	55	56	56
	558	679	611
Less – accumulated depreciation	(466)	(560)	(467)
Property and equipment, net	92	119	144